STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
STOCK-BASED COMPENSATION

NOTE 7 – STOCK-BASED COMPENSATION

In January 2021, the Company’s board of directors adopted the Volcon, Inc. 2021 Stock Plan, (the “2021 Plan”). The 2021 Plan is a stock-based compensation plan that provides for discretionary grants of stock options, stock awards, and restricted stock unit awards to employees, members of the board of directors and consultants (including restricted stock units issued prior to the adoption of the plan as further discussed below). The Company has reserved a total of 3,000,000 shares of the Company’s common stock for issuance under the 2021 Plan, which may be adjusted for changes in capitalization and certain corporate transactions. To the extent that an award, if forfeitable, expires, terminates or lapses, or an award is otherwise settled in cash without the delivery of shares of common stock to the participant, then any unpaid shares subject to the award will be available for future grant or issuance under the 2021 Plan. Shares available for issuance under the 2021 Plan as of September 30, 2021, were 703,243. Awards vest according to each agreement and as long as the employee remains employed with the Company or the consultant continues to provide services in accordance with the terms of the agreement. The Company has granted awards with time-based vesting and performance-based vesting features.

Restricted Stock Units

Beginning in October 2020, the Company entered into various agreements with employees where the Company agreed to award a total of 637,500 shares of restricted stock units (RSUs) which vest equally over a period of three years. The Company estimated the fair value of the shares of common stock using the estimated fair value of its common stock based on the most recent fundraising at $1.88 per share.

In July 2021, the Company’s CEO resigned effective July 30, 2021. The share-based awards of 187,500 RSUs and 187,500 stock options awarded to the former CEO were forfeited and were returned to the shares available for issuance under the 2021 Plan and all previously recognized compensation expense for his RSUs and stock options was reversed in the three and nine months ended September 30, 2021. During the three and nine months ended September 30, 2021, the Company recognized (benefit) expense of $(18,568) and $179,795, respectively, for RSUs. The Company expects to recognize additional compensation expense of $603,544 related to RSUs assuming all awards outstanding at September 30, 2021 will vest.

The following is the restricted stock unit activity for the nine months ended September 30, 2021:

Restricted Stock Units
Outstanding January 1, 2021	637,500
Granted	–
Vested	–
Cancelled	(187,500)
Outstanding September 30, 2021	450,000

In January 2021, the Board of Directors authorized 250,000 common shares to be reserved under the 2021 Plan for issuance to employees upon achieving multiple performance milestones. The allocation of the number of shares to be awarded was to be determined upon achievement of all the milestones. In July 2021, the Board of Directors approved a grant of 162,507 shares since some of the performance milestones were met. The Company recognized share-based compensation expense of $594,775 related to the grant of these shares.

Stock Options

The following is the common stock options to employees and consultants for services during the nine months ended September 30, 2021:

	Common Stock Options
	Shares	Weighted Average Exercise Price	Weighted average Remaining Life in years	Intrinsic Value
Outstanding at January 1, 2021	–	$–
Granted	1,892,375	$2.72	–	–
Forfeited	(218,125)	$1.00	–	–
Exercised	–	$–	–	–
Outstanding at September 30, 2021	1,674,250	$1.73	9.75	$5,503,000
Exercisable at September 30, 2021	–	$–	–	$–

The Company valued the options using an estimated fair value of the shares of common stock between $0.98 – $5.00, volatility between 71% - 105% based on peer companies, risk free interest rate between 0.77% - 0.85%, no dividends and an estimated life of 6 years. During the three and nine months ended September 30, 2021, the Company recognized expense of $121,798 and $244,151, respectively, related to these common stock options. The Company expects to recognize additional compensation expense of $1,515,784 related to these common stock options assuming all awards vest.

Total stock-based compensation recorded for the three and nine months ended September 30, 2021 for all stock based compensation awards, including warrants, has been recorded as follows:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Cost of Goods Sold	$188,860	$269,266
Sales and Marketing	160,622	237,028
Product Development	354,439	379,160
General and Administrative	145,804	13,370,865
Total	$849,725	$14,256,318